Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6 — Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

(in thousands USD)	September 30, 2021	December 31, 2020
Computer equipment	$4,311	$3,727
Leasehold improvements	2,285	2,333
Furniture and equipment	1,639	1,631
Computer software	2,097	1,475
Transportation equipment	57	107
	10,389	9,273
Less: accumulated depreciation	(7,132)	(5,845)
Property, plant and equipment, net	$3,257	$3,428

Depreciation expense was $0.3 million and $0.3 million for the three months ended September 30, 2021 and 2020, respectively, and $0.7 million and $0.9 million for the nine months ended September 30, 2021 and 2020, respectively. The Company did not recognize impairment expense related to property, plant, and equipment for the nine months ended September 30, 2021 or 2020.

Note 6 — Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	December 31,
(in thousands USD)	2020	2019
Computer equipment	$3,727	$3,187
Leasehold improvements	2,333	2,079
Furniture and equipment	1,631	1,622
Computer software	1,475	—
Transportation equipment	107	114
	9,273	7,002
Less: accumulated depreciation	(5,845)	(3,799)
Property, plant and equipment, net	$3,428	$3,203

Depreciation expense was $1.0 million, $0.8 million and $0.5 million for the years 2020, 2019 and 2018, respectively. The Company did not recognize impairment expense in 2020, 2019 or 2018.